Summary of Loans Past Due but Not Impaired (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 874,586	$ 837,475
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,422	2,430
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	333	299
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,025	872
Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	516	443
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	548	816
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,758	1,823
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	262	230
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	773	668
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	306	271
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	417	654
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	664	607
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	71	69
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	252	204
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	210	172
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 131	$ 162